Note 15 - Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$(21,385)	$(68,864)	$(62,762)	$34,994
Dividend to preferred shareholders - net of tax	2,374	2,062	4,717	4,275
Earnings (loss) available to shareholders	(23,759)	(70,926)	(67,479)	30,719
Basic weighted average shares outstanding	149,247,715	146,821,112	148,862,333	146,941,860
Basic earnings (loss) per share available to shareholders	$(0.16)	$(0.48)	$(0.45)	$0.21

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$(23,759)	$(70,926)	$(67,479)	$30,719
Adjustment for dilutive impact of convertible debentures	-	-	-	2,088
Adjusted earnings (loss) available to shareholders	$(23,759)	$(70,926)	$(67,479)	$32,807
Basic weighted average shares outstanding	149,247,715	146,821,112	148,862,333	146,941,860
Dilutive effect of:
Restricted share grants	2,377,279	2,884,809	2,704,346	2,866,591
Deferred share grants	136,508	101,294	125,905	97,465
Convertible debentures	39,574,831	38,804,494	39,574,831	38,804,494
Shares outstanding on a diluted basis	191,336,333	188,611,709	191,267,415	188,710,410
Diluted earnings (loss) per share available to shareholders	$(0.16)	$(0.48)	$(0.45)	$0.17